Accounts Receivable - Schedule of Aging of Accounts Receivable Before Allowance for Uncollectible Receivables (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable before allowance	$ 12,858	$ 13,004
Referral fees [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable before allowance	4,009	4,155
Management fees [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable before allowance	8,849	8,849
0 – 90 days [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable before allowance		4,155
0 – 90 days [Member] | Referral fees [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable before allowance		4,155
0 – 90 days [Member] | Management fees [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable before allowance
90 – 180 days [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable before allowance		8,849
90 – 180 days [Member] | Referral fees [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable before allowance
90 – 180 days [Member] | Management fees [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable before allowance		8,849
180 days – 1 year [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable before allowance	8,447
180 days – 1 year [Member] | Referral fees [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable before allowance	4,009
180 days – 1 year [Member] | Management fees [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable before allowance	4,438
1 year above [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable before allowance	4,411
1 year above [Member] | Referral fees [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable before allowance
1 year above [Member] | Management fees [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable before allowance	$ 4,411